Identifiable Intangible Assets (FY) (Details) - OneWater LLC [Member] - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018
Identifiable Intangible Assets [Abstract]
Balance	$ 47,732	$ 34,712
Intangibles acquired during the year	13,572	13,020
Balance	$ 61,304	$ 47,732